Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 647	$ 522		$ 82
Cost of revenues		(594)	(362)	[1]	(62)
Impairment of product sales inventory		(201)	(75)	[1]
GROSS PROFIT(LOSS)		(148)	85		20
Research and development, net (Note 7.A)		(3,504)	(2,964)		(3,316)
Sales and marketing expenses, net		(1,850)	(2,096)		(2,008)
General and administrative expenses		(2,830)	(2,845)		(2,882)
OPERATING LOSS		(8,332)	(7,820)		(8,186)
Financing income (expenses), net		230	(52)		372
LOSS BEFORE TAX EXPENSES		(8,102)	(7,872)		(7,814)
Tax expenses		(5)	(7)
NET LOSS AND TOTAL COMPREHENSIVE LOSS		$ (8,107)	$ (7,879)		$ (7,814)
Net loss per ordinary shares, basic (in Dollars per share)	[2]	$ (6.53)	$ (72.6)		$ (115.2)
Net loss per ordinary shares, diluted (in Dollars per share)	[2]	$ (6.53)	$ (72.6)		$ (115.2)
Weighted average number of ordinary shares and pre-funded warrants outstanding basic (in Shares)	[2]	1,238,719	108,563		67,505
Weighted average number of ordinary shares and pre-funded warrants outstanding diluted (in Shares)	[2]	1,238,719	108,563		67,505

[1]	Reclassified
[2]	The share and per share information in these financial statements reflects the 1-for-20 reverse share split that became effective on October 10, 2024, a 1-for-4 reverse share split of the Company’s issued and outstanding ordinary shares that became effective on March 17, 2025 and an additional 1-for-3 reverse share split that became effective on March 11, 2026 (the “Reverse Share Splits”). See also Note 1c.